Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 10, 2018
Registrant Name	RIVERPARK FUNDS TRUST
Central Index Key	0001494928
Amendment Flag	false
Document Creation Date	Oct. 10, 2018
Document Effective Date	Oct. 20, 2018
Prospectus Date	Oct. 20, 2018